Leases - Maturity profile of lease liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Leases
Undiscounted lease liability	€ 14,691	€ 13,666
Effect of discounting	(1,659)	(1,548)
Lease liability	13,032	12,118
Increase to undiscounted lease liability		75
Discounted lease liabilities		55
Within one year
Leases
Undiscounted lease liability	3,419	3,198
In more than one year but less than two years
Leases
Undiscounted lease liability	2,142	2,018
In more than two years but less than three years
Leases
Undiscounted lease liability	1,661	1,542
In more than three years but less than four years
Leases
Undiscounted lease liability	1,457	1,337
In more than four years but less than five years
Leases
Undiscounted lease liability	1,316	1,128
In more than five years
Leases
Undiscounted lease liability	€ 4,696	€ 4,443